RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Designated as Hedging Instruments (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 GW	Dec. 31, 2025 $ / MWh	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 $ / $	Dec. 31, 2025 ¥ / $	Dec. 31, 2025 £ / $	Dec. 31, 2025 € / $	Dec. 31, 2025 ₨ / $	Dec. 31, 2025 R$ / $	Dec. 31, 2025 $ / $	Dec. 31, 2024 GW	Dec. 31, 2024 $ / MWh	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 $ / $	Dec. 31, 2024 ¥ / $	Dec. 31, 2024 £ / $	Dec. 31, 2024 € / $	Dec. 31, 2024 ₨ / $	Dec. 31, 2024 R$ / $	Dec. 31, 2024 $ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (135)	$ (826)
Notional amount – GWh (in gigawatts) | GW			144,899													122,862
Weighted average hedged rate for the year (in currency per dollar) | $ / MWh				42													44
Change in discounted spot value of outstanding hedging instruments	(111)	(284)
Change in value of hedged item used to determine hedge effectiveness	$ (135)	$ (308)
Hedging ratio	1	1
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (20)	$ 149
Notional amount	3,314	2,220			$ 260	€ 164	£ 108	$ 98										$ 294	€ 1,001	£ 0	$ 92
Change in discounted spot value of outstanding hedging instruments	(16)	(11)
Change in value of hedged item used to determine hedge effectiveness	$ 16	$ 13
Hedging ratio	1	1
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (273)	$ 67
Notional amount	$ 125	$ 47
Weighted average hedged rate for the year (in currency per dollar)									4,765	7.02	0.80	0.90	91	6.26	1.35							4,572	7.01	0.80	0.92	87	5.63	1.35
Hedging ratio	1	1
Foreign exchange swaps | Colombia, Pesos
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 1,351	$ 2,061
Foreign exchange swaps | China, Yuan Renminbi
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	1,125	1,018
Foreign exchange swaps | United Kingdom, Pounds
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	830	1,414
Foreign exchange swaps | Euro Member Countries, Euro
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	730	474
Foreign exchange swaps | India, Rupees
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	720	855
Foreign exchange swaps | Brazil, Brazil Real
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	413	324
Foreign exchange swaps | Canada, Dollars
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 133	$ 79